Short-Term Borrowings and Long-Term Debt (Contractual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Debt Instrument [Line Items]
2027	¥ 4,983,631
2028	2,602,911
2029	1,228,200
2030	1,363,025
2031	2,067,460
2032 and thereafter	8,593,273
Total	¥ 20,838,501	¥ 14,914,120